Employee Retention and Severance Costs (Detail) - USD ($)				12 Months Ended
	Aug. 05, 2016	Jul. 15, 2016	Oct. 12, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2016	Jun. 05, 2015
Chief Executive Officer
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 300,000
Officers' compensation	106,000
Medical benefits	$ 35,000
Continuing Operations
Restructuring Cost and Reserve [Line Items]
Charges to general and administrative expense					$ 475,000
Employee Severance
Restructuring Cost and Reserve [Line Items]
Cash payments					(475,000)
Employee Severance | Continuing Operations
Restructuring Cost and Reserve [Line Items]
Charges to general and administrative expense				$ 0	475,000
Cash payments				0	(475,000)
Fiscal year beginning balance				0	0
Fiscal year closing balance				0	$ 0
CFO Incentive Agreements
Restructuring Cost and Reserve [Line Items]
Salary cap under incentive plan			$ 600,000
CFO Incentive Agreements | Common Stock
Restructuring Cost and Reserve [Line Items]
Minimum market value threshold (in dollars per share)			$ 1.60
CFO Incentive Agreements | Common Stock | Minimum
Restructuring Cost and Reserve [Line Items]
Market value of stock tied to contingent cash payment			$ 0
CFO Incentive Agreements | Common Stock | Maximum
Restructuring Cost and Reserve [Line Items]
Market value of stock tied to contingent cash payment			1,000,000
Cash award for each market share			$ 2,750
CFO Incentive Agreements | Restricted Stock | Former executive
Restructuring Cost and Reserve [Line Items]
Shares granted under plan			62,500
CFO Incentive Agreements | Phantom Share Units (PSUs) | Former executive
Restructuring Cost and Reserve [Line Items]
Shares granted under plan			62,500
Qualifying transaction, acquisition of voting power threshold			50.00%
Qualifying transaction, disposition of gross assets threshold			95.00%
Employee Retention Cash Bonus Plan | Employees
Restructuring Cost and Reserve [Line Items]
Accrual of bonuses				$ 425,000		$ 332,000
Employee Retention Cash Bonus Plan | Employees | Bonus Contingent Upon Filing of 10K
Restructuring Cost and Reserve [Line Items]
Deferred bonuses contingent upon milestones							$ 168,000
Compensation		$ 108,000
Employee Retention Cash Bonus Plan | Employees | Bonus Contingent Upon Closing Date of Strategic Transaction
Restructuring Cost and Reserve [Line Items]
Deferred bonuses contingent upon milestones							$ 286,000